Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 66,736	¥ 61,434	¥ 192,526	¥ 183,872
Selling expenses	18,578	20,009	53,759	56,892
Administrative expenses	29,361	26,674	86,033	75,783
Depreciation of office facilities	1,888	1,321	5,436	3,537
Total	¥ 116,563	¥ 109,438	¥ 337,754	¥ 320,084